September 3, 2008

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.	20549

Re:	Dreyfus Institutional Cash Advantage Funds
Registration Statement File Nos. 333-86182; 811-21075

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 6 to the Registration Statement, electronically filed with the Securities and Exchange Commission on August 27, 2008.

Please address any comments or questions to the attention of the undersigned at (212) 922-6832.

Very truly yours,

/s/ Christina Zacharczuk
Christina Zacharczuk
Paralegal

CZ/